----------------------------------------------------------------
                         MORGAN STANLEY
                          DEAN WITTER
                        EMERGING MARKETS
                         DEBT FUND, INC.
----------------------------------------------------------------





                        THIRD QUARTER REPORT
                         SEPTEMBER 30, 2000
                     MORGAN STANLEY DEAN WITTER
                     INVESTMENT MANAGEMENT INC.
                         INVESTMENT ADVISER




                      MORGAN STANLEY DEAN WITTER
                   EMERGING MARKETS DEBT FUND, INC.
----------------------------------------------------------------
----------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
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----------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

----------------------------------------------------------------

ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

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CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

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SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

----------------------------------------------------------------

LEGAL COUNSEL

Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

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INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

----------------------------------------------------------------
----------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/im.

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2000, the Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 11.85% compared to 12.29% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index") and 13.72% for the J.P.
Morgan Emerging Markets Bond Plus Index. For the period from the Fund's commencement of operations on July 23, 1993 through September 30, 2000, the Fund's total return, based on net asset value per share, was 140.21% compared to 128.66% for the Index and 135.61% for the J.P. Morgan Emerging Markets
Bond Plus Index. On March 31, 2000, the Fund changed its index for performance comparison purposes to the J.P. Morgan Emerging Markets Bond
Global Index as it has more comprehensive coverage of geographic regions and types of securities in which the Fund may invest. On September 30, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $7 5/16, representing a 14.7% discount to the Fund's net asset value per share.

The Fund performed well during the third quarter and for the first nine months of 2000. This occurred despite high volatility in the U.S. stock market, large swings in international oil prices, and poor performance in the U.S. high yield markets. During July and August, emerging markets debt performed extremely well as evidence mounted that the U.S. economy might soft land, credit trends remained favorable, and terms of trade for many of the large emerging countries improved. Unfortunately, this tightening in spreads caused relative valuations to look less favorable for emerging markets debt. Toward the end of the third quarter emerging markets debt spreads came under a bit of pressure as volatility in other financial markets (U.S. high yield and NASDAQ) infected the emerging asset class.

Admittedly, the fall in emerging markets debt asset prices during September was not only an external phenomenon. Unfavorable surprises from within the emerging world did not help. Peru was the worst performer during the third quarter, as investors reacted negatively to the prospect of a political vacuum after President Fujimori's surprise resignation. Investors in Turkey, previously euphoric about the government's strong anti-inflation program, focused on the deteriorating external imbalances and delays in the privatization program. Finally, fiscal slippage in the Philippines became a major concern for investors causing a sell-off in its debt.

The Fund had a total return, based on net asset value per share, of 4.33% for the three months ended September 30, 2000, under-performing the Index by 66 basis points. Earlier in the third quarter, overweights in Russia, Brazil and Colombia added to results as these countries performed very well. In September, Russian debt prices fell less as a result of worsening fundamentals and more because of investors' increased risk aversion. In a similar vein, underweights in Argentina and the Asian countries helped performance earlier in the quarter, but detracted from results in September, as these asset prices remained stable during the more general market sell-off. Also, overweights in Peru and the Philippines detracted from returns due to political uncertainty in Peru and fiscal slippage in the Philippines, as mentioned earlier. Finally, poor security selection in the Philippines detracted from results as Bayantel, a Filipino corporate position, announced flat-to-declining earnings and the company remained in violation of its debt/equity covenants.

Over the short term, the outlook for emerging markets debt is somewhat clouded by uncertainty of the path of global growth, inflation, and by extension, their impact on emerging markets. Additionally, emerging markets debt relative valuations are near historically tight levels. These factors suggest that the balance of risks for emerging markets debt is currently skewed to the downside. As a result, we have positioned the Fund more defensively. However, while still susceptible to external shocks, many emerging markets sovereign credits have reduced their vulnerability to changes in global growth and liquidity. The combination of establishing precautionary lines of credit with banks and multi-lateral lending institutions, reforming of domestic pension systems and actively managing liabilities has reduced many of the emerging market countries' dependence on short-term financing and foreign capital flows. This should help to mitigate the effects of a less benign global economic environment. Over the medium term, the improved credit fundamentals in conjunction with high current yields may provide attractive returns to investors.

Sincerely,

/s/Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

October 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A
RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.



-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION
FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/im.

Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.
Investment Summary as of September 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

HISTORICAL
INFORMATION                                                 TOTAL RETURN (%)

----------------------------------------------------------------------------------------------------------------------------------
                            MARKET VALUE (1)        NET ASSET VALUE (2)        JPM EMB GLOBAL INDEX (3)     JPM EMB PLUS INDEX (4)
                          -------------------       -------------------        ------------------------     ----------------------
                                      AVERAGE                   AVERAGE                         AVERAGE                    AVERAGE
                          CUMULATIVE  ANNUAL        CUMULATIVE  ANNUAL         CUMULATIVE       ANNUAL      CUMULATIVE     ANNUAL
                          ----------  --------      ----------  -------        ----------       -------     ----------     -------
YEAR TO DATE               17.12%        --          11.85%        --           12.29%             --         13.72%            --
ONE YEAR                   18.47       18.47%        31.51       31.51%         24.90            24.90%       28.03          28.03%
FIVE YEAR                  79.56       12.42        102.18       15.12         104.29            15.36       110.58         16.06
SINCE INCEPTION*          104.96       10.50        140.21       12.95         128.66            12.19       136.61         12.66


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                            [GRAPH]

                                                                  YEAR ENDED DECEMBER 31,                           NINE MONTHS
                                                                                                                       ENDED
                                                                                                                    SEPTEMBER 30,
                                         1993*       1994       1995       1996       1997       1998       1999        2000
                                        ------      ------     ------     ------     ------     ------     ------  ---------------
Net Asset Value Per Share.............. $18.96      $12.23     $12.40     $17.31     $15.21     $ 7.01     $ 8.36  $ 8.57
Market Value Per Share ................ $18.13      $11.38     $12.50     $15.13     $15.38     $ 7.19     $ 6.81  $ 7.31
Premium/(Discount) .................... -  4.4%     -  7.0%       0.8%    - 12.6%       1.1%       2.6%    - 18.5% - 14.7%
Income Dividends ...................... $ 0.16      $ 1.49     $ 1.72     $ 1.08     $ 1.27     $ 1.41     $ 1.01  $ 0.66
Capital Gains Distributions ...........   --        $ 0.41        --        --       $ 3.44     $ 2.94        --      --
Fund Total Return (2)..................  35.96%     -25.95%     26.85%+    50.98%     21.71%    -33.00%     36.58%  11.85%
JPM EMB Global Index Total Return (3)..  18.67%     -18.35%     26.38%     35.23%     11.95%    -11.54%     24.18%  12.29%
JPM EMB Plus Index Total Return (4)......18.67%     -18.93%     26.77%     39.31%     13.02%    -14.35%     25.97%  13.72%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) On March 31, 2000, the Fund began using this index for performance comparison purposes as it has more comprehensive coverage of the geographic regions and types of securities in which the Fund may invest. The J.P. Morgan Emerging Markets Bond Global Index (the " JPM EMB Global Index" ) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. The JPM EMB Global Index includes coverage of 27 emerging market countries. Because JPM EMB Global Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.
(4) The J.P. Morgan Emerging Markets Bond Plus Index (the " JPM EMB Plus
    Index") is a market weighted index composed of all Brady bonds, outstanding loans and Eurobonds, as well as U.S. Dollar local market instruments of Argentina, Brazil, Bulgaria, Colombia, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Korea and Venezuela. Because the JPM EMB Plus Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.
*   The Fund commenced operations on July 23, 1993.
+ This return does not include the effect of the rights issued in connection with the rights offering.

Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.
Portfolio Summary as of September 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

[PIE CHART]

Short-Term Investments          (6.2%)
Debt Securities                (93.8%)

-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

[PIE CHART]

Other*                         (8.1%)
United States                  (2.8%)
Philippines                    (3.2%)
Turkey                         (4.3%)
Bulgaria                       (4.3%)
Venezuela                      (4.4%)
Colombia                       (5.1%)
Russia                        (11.3%)
Brazil                        (20.9%)
Argentina                     (18.9%)
Mexico                        (16.7%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS**

                                                                         PERCENT OF
                                                                            TOTAL
                                                                         INVESTMENTS
                                                                         -----------
1. United Mexican States Discount Bond `A'
     7.313%, 12/31/19 (Mexico)                                           8.0%
2. Republic of Argentina
     11.75%, 6/15/15 (Argentina)                                         6.5
3. Russian Federation
     12.75%, 6/24/28 (Russia)                                            5.7
4. Federative Republic of Brazil Global Bond
     14.50%, 10/15/09 (Brazil)                                           5.5
5. Federative Republic of Brazil Bond PIK `C'
    8.00%, 4/15/14 (Brazil)                                              4.4
 6. Republic of Colombia
      11.75%, 2/25/20 (Colombia)                                         4.2
 7. Russian Federation Step Bond
      2.25%, 3/31/30 (Russia)                                            4.1
 8. Turkey Linked Structured Note
       12/21/00 (Turkey)                                                 3.5
 9. Republic of Argentina
       11.75%, 4/7/09 (Argentina)                                        3.3
 10. Federative Republic of Brazil
     12.25%, 3/6/30 (Brazil)                                             3.2
                                                                         ----
                                                                         48.4%
                                                                         ====

 * Other includes countries not shown separately and other assets and liabilities.
** Excludes short-term investments.

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------
SEPTEMBER 30, 2000


                                                                                      FACE
                                                                                    AMOUNT                   VALUE
                                                                                     (000)                   (000)
---------------------------------------------------------------------------------------------------------------------------
DEBT INSTRUMENTS(93.8%)
---------------------------------------------------------------------------------------------------------------------------
ALGERIA (1.2%)
SOVEREIGN (1.2%)
   Republic of Algeria, Tranche 1 Zero Coupon, 3/31/10                              U.S.$ 1,400              U.S.$ 1,211
   Republic of Algeria, Tranche 3 Zero Coupon, 3/31/10                                    2,050                    1,666
                                                                                                             -----------
                                                                                                                   2,877
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
ARGENTINA (15.5%)
CORPORATE (0.4%)
   Cablevision SA
    13.75%, 5/1/09                                                                          500                      446
   CIA International Telecom
    10.375%, 8/1/04                                                                         370                      311
    10.375%, 8/1/04                                                                     ARP 150                      126
                                                                                                             -----------
                                                                                                                     883
                                                                                                             -----------
SOVEREIGN (15.1%)
   Republic of Argentina
   (a)7.875%, 3/31/23                                                                     3,200                    2,574
      10.25%, 7/21/30                                                               U.S.$ 2,100                    1,714
      11.75%, 4/7/09                                                                      8,340                    7,871
      11.75%, 6/15/15                                                                    16,634                   15,303
(a)Republic of Argentina 'L' 7.625%, 3/31/05                                              3,760                    3,444
   Republic of Argentina Par Bond 'L-GP' 6.00%, 3/31/23                                   7,150                    4,858
                                                                                                             -----------
                                                                                                                  35,764
                                                                                                             -----------
                                                                                                                  36,647
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
BRAZIL (20.9%)
CORPORATE (1.1%)
(a)Banco Nacional de Desenvolvi 12.554%, 6/16/08                                          2,700                     2,558
                                                                                                              -----------
SOVEREIGN (19.8%)
   Federative Republic of Brazil 11.00%, 8/17/40                                          4,724                     3,764
                                 11.625%, 4/15/04                                         3,700                     3,826
                                 12.25%, 3/6/30                                           8,300                     7,555
   Federative Republic of Brazil 'C-L' Bond 8.00%, 4/15/14                                1,108                       850
   Federative Republic of Brazil 'Z-L' Bond 6.00%, 4/15/24                                3,400                     2,287
(a)Federative Republic of Brazil 'EI' Bond (Registered) 7.375%, 4/15/06                   3,302                     3,110
(a)Federative Republic of Brazil 'EI-L' Bond 7.375%, 4/15/06                              2,232                     2,102
   Federative Republic of Brazil Bond PIK 'C' 8.00%, 4/15/14                             13,651                    10,469
   Federative Republic of Brazil Global Bond 14.50%, 10/15/09                            11,667                    12,927
                                                                                                              -----------
                                                                                                                   46,890
                                                                                                              -----------
                                                                                                                   49,448
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
BULGARIA (4.3%)
SOVEREIGN (4.3%)
(a)Republic of Bulgaria Discount Bond 'A' Euro 7.75%, 7/28/24                             5,750                     4,427
(b)Republic of Bulgaria Front -Loaded Interest Reduction Bond 3.00%, 7/28/12              4,700                     3,437
(a)Republic of Bulgaria Past Due Interest Bond 7.75%, 7/28/11                             3,100                     2,372
                                                                                                              -----------
                                                                                                                   10,236
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
COLOMBIA (5.1%)
CORPORATE (0.3%)
(b)Occidente y Caribe 'B' 0.00%, 3/15/04                                                  1,050                       772
                                                                                                              -----------
SOVEREIGN (4.8%)
   Republic of Colombia 9.75%, 4/23/09                                                    1,700                     1,377
                        11.75%, 2/25/20                                                  11,550                     9,806
                                                                                                              -----------
                                                                                                                   11,183
                                                                                                              -----------
                                                                                                                   11,955
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
ECUADOR (0.7%)
SOVEREIGN (0.7%)
   Republic of Ecuador
   (b)4.00%, 8/15/30                                                                      3,781                     1,503
      12.00%, 11/15/12                                                                      142                       100
                                                                                                              -----------
                                                                                                                    1,603
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
INDIA (0.1%)
CORPORATE (0.1%)
   Surashtra Cement and Chemical Ltd. 19.00%, 6/26/00                                INR 30,000                       285
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
INDONESIA (1.7%)
CORPORATE (1.7%)
   Indah Kiat International Finance 'B' 11.875%, 6/15/02                              U.S.$ 900                       697
   Tjiwi Kimia International Global Bond 13.25%, 8/1/01                                   3,800                     3,230
                                                                                                              -----------
                                                                                                                    3,927
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------

                                                                                      FACE
                                                                                    AMOUNT                   VALUE
                                                                                     (000)                   (000)
-------------------------------------------------------------------------------------------------------------------------
IVORY COAST (0.2%)
SOVEREIGN (0.2%)
(b)Republic of Ivory Coast Front - Load Interest Reduction Bond 2.00%, 3/29/18      U.S.$  3,100              U.S.$   558
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
MEXICO (16.7%)
CORPORATE (3.0%)
   Grupo Iusacell SA de CV 14.25%, 12/1/06                                                 1,300                    1,384
   Petroleos Mexicanos 9.50%, 9/15/27                                                      2,700                    2,793
   Sanluis Corp. SA 8.875%, 3/18/08                                                        1,200                    1,119
   TV Azteca 'B' 10.50%, 2/15/07                                                           1,900                    1,767
                                                                                                              -----------
                                                                                                                    7,063
                                                                                                              -----------
SOVEREIGN (13.7%)
   United Mexican States 9.875%, 2/1/10                                                    1,300                    1,385
(a)United Mexican States Discount Bond 'A' 7.313%, 12/31/19                               18,200                   18,826
   United Mexican States Euro Bond 10.375%, 2/17/09                                          700                      763
   United Mexican States Global Bond 11.375%, 9/15/16                                      2,750                    3,207
   United Mexican States Par Bond 'W-A' 6.25%, 12/31/19                                    2,850                    2,547
   United Mexican States Par Bond 'W-B' 6.25%, 12/31/19                                    6,200                    5,542
                                                                                                              -----------
                                                                                                                   32,270
                                                                                                              -----------
                                                                                                                   39,333
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
MOROCCO (0.3%)
SOVEREIGN (0.3%)
(a)Morocco R&C 'A' 7.75%, 1/1/09                                                             716                      648
                                                                                                              -----------
 ------------------------------------------------------------------------------------------------------------------------
PANAMA (1.9%)
SOVEREIGN (1.9%)
   Republic of Panama Global Bond 10.75%, 5/15/20                                          3,900                    3,822
(a)Republic of Panama Past Due Interest Bond PIK 7.75%, 7/17/16                              951                      761
                                                                                                              -----------
                                                                                                                    4,583
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
PERU (1.0%)
SOVEREIGN (1.0%)
(b)Republic of Peru Front - Loaded Interest Reduction Bond 3.75%, 3/7/17                   4,098                    2,327
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
PHILIPPINES (3.2%)
CORPORATE (0.4%)
   Bayan Telecommunications, Inc. 13.50%, 7/15/06                                          2,400                      840
                                                                                                              -----------
SOVEREIGN (2.8%)
   Republic of Philippines 9.875%, 1/15/19                                                 2,100                    1,730
                           10.625%, 3/16/25                                                5,750                    4,902
                                                                                                              -----------
                                                                                                                    6,632
                                                                                                              -----------
                                                                                                                    7,472
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
POLAND (1.0%)
CORPORATE (1.0%)
   Netia Holdings II BV 13.125%, 6/15/09                                                   1,500                    1,275
   PTC International Finance II SA 11.25%, 12/1/09                                         1,000                      985
                                                                                                              -----------
                                                                                                                    2,260
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
RUSSIA (11.3%)
SOVEREIGN (11.3%)
   Russian Federation
   (b)2.25%, 3/31/30                                                                       25,048                   9,706
      8.25%, 3/31/10                                                                        5,296                   3,509
      12.75%, 6/24/28                                                                      15,400                  13,436
                                                                                                              -----------
                                                                                                                   26,651
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TURKEY (4.3%)
CORPORATE (0.8%)
   Cellco Finance NV 15.00%, 8/1/05                                                         1,910                   1,977
                                                                                                              -----------
SOVEREIGN (3.5%)
   Turkey Linked Structured Note, 12/21/00                                                  8,000                   8,168
                                                                                                              -----------
                                                                                                                   10,145
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
VENEZUELA (4.4%)
SOVEREIGN (4.4%)
(a)Republic of Venezuela Debt Conversion Bond 'DL' 7.875%, 12/18/07                         3,571                   3,063
   Republic of Venezuela Global Bond 9.25%, 9/15/27                                         8,500                   5,767
   Republic of Venezuela Par Bond 6.75%, 3/31/20                                            2,100                   1,568
                                                                                                              -----------
                                                                                                                   10,398
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S.$222,868)                                                                                             221,353
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------

                                                                                      NO. OF                 VALUE
                                                                                    WARRANTS                 (000)
------------------------------------------------------------------------------------------------------------------------
WARRANTS(0.0%)
------------------------------------------------------------------------------------------------------------------------
COLOMBIA (0.0%)
   Occidente y Caribe, expiring 3/15/04
   (Cost U.S.$27)                                                                        41,200              U.S.$   15
                                                                                                              ----------
------------------------------------------------------------------------------------------------------------------------
                                                                                      FACE
                                                                                    AMOUNT
                                                                                     (000)
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS(6.2%)
------------------------------------------------------------------------------------------------------------------------
ARGENTINA (3.4%)
REPURCHASE AGREEMENT
   Republic of Argentina,  6.15%, dated 9/14/00,  due 10/16/00, collateralized by U.S.$9,000 Republic of Argentina Global Bond, 11.375%,
   due 1/30/17, valued at U.S.$8,093                                                U.S.$ 9,000                    8,042
                                                                                                              ----------
------------------------------------------------------------------------------------------------------------------------
UNITED STATES (2.8%)
REPURCHASE AGREEMENT
(c)Chase Securities, Inc., 6.25% dated 9/29/00, due 10/02/00                              6,543                    6,543
                                                                                                              ----------
------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost U.S.$14,585)                                                                                             14,585
                                                                                                              ----------
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(100.0%)
   (Cost U.S.$237,480)                                                                                           235,953
                                                                                                              ----------
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
   Other Assets                                                                          13,025
   Liabilities                                                                          (59,936)                 (46,911)
                                                                                        -------               ----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
    Applicable to 22,046,681 issued and outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                                                                         U.S.$189,042
                                                                                                            ============
------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE                                                                                  U.S.$   8.57
                                                                                                            ============
------------------------------------------------------------------------------------------------------------------------

(a) -- Variable/floating rate security -- rate disclosed is as of September 30, 2000.
(b)-- Step Bond-- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2000. Maturity date disclosed is the ultimate maturity.
(c)-- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.


                                                                                      FACE
                                                                                    AMOUNT                   VALUE
                                                                                     (000)                   (000)
------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT
ARGENTINA BOND
   Republic of Argentina Global Bond 11.375%, 1/30/17
   (Total Proceeds U.S.$7,934)                                                       U.S.$9,000              U.S.$ 8,093
                                                                                                              ----------
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
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SEPTEMBER 30, 2000 EXCHANGE RATES:
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
ARP Argentine Peso                                                                0.999                       = U.S.$1.00
INR Indian Rupee                                                                 45.980                       = U.S.$1.00
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


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